INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 13,421	$ 14,268	[1]
Work in progress	404	2,633	[1]
Finished products	43,613	48,653	[1]
Inventories	57,438	65,554	[1]
Inventories shipped to customers	13,734	19,266
Inventory write-off provision	$ 3,157	$ 2,887

[1]	Reclassified